Auditor’s Remuneration (Tables)	12 Months Ended
Mar. 31, 2022
SCHEDULE OF COMPANY AUDITORS FEES

During the period, the group obtained the following services from the company’s auditors:

	31 March 2022	31 March 2021
	$	$
Fees payable to the company’s auditors for the audit of the parent company and consolidated financial statements	200,773	58,874

Fees payable to the company’s auditors for other services:
Audit-related assurance services	148,892	72,637

	349,665	131,511